CONTRACTUAL OBLIGATIONS (Schedule of Purchase Committments in Connection with Commodity Streams) (Details) $ in Millions	Dec. 31, 2017 USD ($) $ / lb $ / oz
Gold and Silver Commodity Type [member] | Hugo North Extension [member] | Below 560 Metres Threshold [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	5.62%
Gold and Silver Commodity Type [member] | Hugo North Extension [member] | Above 560 Metres Threshold [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	8.43%
Gold and Silver Commodity Type [member] | Heruga [member] | Below 560 Metres Threshold [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	4.26%
Gold and Silver Commodity Type [member] | Heruga [member] | Above 560 Metres Threshold [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	6.39%
Gold Commodity Type [member] | Bachelor Lake [Member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	20.00%
Threshold, maximum measurement weight commodity, purchased	12,000
Gold Commodity Type [member] | Black Fox [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	8.00%
Gold Commodity Type [member] | Hugo North Extension and Heruga Gold Stream [member]
Contractual commitments [Line Items]
Threshold, purchase price per measurement weight change	8,600,000
Gold Commodity Type [member] | Karma Gold [member]
Contractual commitments [Line Items]
Commodity per ounce purchase price percentage of market price	20.00%
Threshold, percentage life of mine or relevant weight commodity change	26,875
Gold Commodity Type [member] | Karma Gold [member] | After 26,875 Ounces Over 5 Years [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	1.625%
Gold Commodity Type [member] | Ming [member]
Contractual commitments [Line Items]
Threshold, percentage life of mine or relevant weight commodity change	175,000
Gold Commodity Type [member] | Ming [member] | First 175,000 Ounces [Member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	25.00%
Gold Commodity Type [member] | Ming [member] | After 175,000 Ounces [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	12.00%
Gold Commodity Type [member] | Santa Elena [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	20.00%
Silver Commodity Type [member] | Chapada Mine [member]
Contractual commitments [Line Items]
Threshold, annual maximum measurement weight commodity purchase	100,000
Silver Commodity Type [member] | Chapada Mine [member] | For Year 2018 [Member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	52.00%
Silver Commodity Type [member] | Hugo North Extension and Heruga Gold Stream [member]
Contractual commitments [Line Items]
Threshold, purchase price per measurement weight change	40,300,000
Silver Commodity Type [member] | Yamana Silver Stream [member]
Contractual commitments [Line Items]
Commodity per ounce purchase price percentage of market price	30.00%
Threshold, percentage life of mine or relevant weight commodity change	7,000,000
Threshold, annual maximum measurement weight commodity purchase	1,200,000
Cumulative pre tax cash flow threshold | $	$ 70
Silver Commodity Type [member] | Yamana Silver Stream [member] | Above 7 Million Ounces Threshold [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	9.00%
Silver Commodity Type [member] | Yamana Silver Stream [member] | Below 7 Million Ounces Threshold [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	20.00%
Silver Commodity Type [member] | Minera Florida Mine [member]
Contractual commitments [Line Items]
Threshold, annual maximum measurement weight commodity purchase	200,000
Silver Commodity Type [member] | Minera Florida Mine [member] | For Year 2018 [Member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	38.00%
Copper Commodity Type [member] | Chapada Mine [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	4.20%
Commodity per ounce purchase price percentage of market price	30.00%
Threshold, annual maximum measurement weight commodity purchase	3,900,000
Copper Commodity Type [member] | Chapada Mine [member] | Above 39 Million Pounds And Less Than 50 Million Pounds Threshold [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	3.00%
Copper Commodity Type [member] | Chapada Mine [member] | Above 50 Million Pounds [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	1.50%
Copper Commodity Type [member] | Chapada Mine [member] | Before Cumulative Pre Tax Cash Flow Threshold 70 Million [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	4.20%
Threshold, annual maximum measurement weight commodity purchase	3,900,000
Copper Commodity Type [member] | Chapada Mine [member] | Before Yamana Copper Stream Delivers 39 Million Pounds [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	4.20%
Threshold, percentage life of mine or relevant weight commodity change	39,000,000
Copper Commodity Type [member] | Chapada Mine [member] | After Yamana Copper Stream Delivers 39 Million Pounds [member]
Contractual commitments [Line Items]
Threshold, percentage life of mine or relevant weight commodity change	50,000,000
Copper Commodity Type [member] | Hugo North Extension and Heruga Gold Stream [member]
Contractual commitments [Line Items]
Threshold, purchase price per measurement weight change	9,100,000,000
Copper Commodity Type [member] | Hugo North Extension and Heruga Gold Stream [member] | Below 560 Metres Threshold [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	0.42%
Copper Commodity Type [member] | Hugo North Extension and Heruga Gold Stream [member] | Above 560 Metres Threshold [member]
Contractual commitments [Line Items]
Percentage of life of mine gold or relevant commodity	0.62%
The Lesser of $450 and Prevailing Market Price [member] | Gold Commodity Type [member] | Santa Elena [member]
Contractual commitments [Line Items]
Commodity per ounce purchase price	450
The Lesser of $.50 and Prevailing Market Price [member] | Copper Commodity Type [member] | Hugo North Extension and Heruga Gold Stream [member] | Before 9.1 Billion Pounds [member]
Contractual commitments [Line Items]
Commodity per pound purchase price | $ / lb	0.50
The Lesser of $1.10 and Prevailing Market Price [member] | Copper Commodity Type [member] | Hugo North Extension and Heruga Gold Stream [member] | After 9.1 Billion Pounds [member]
Contractual commitments [Line Items]
Commodity per pound purchase price | $ / lb	1.10
The Lesser of $500 and Prevailing Market Price [member] | Gold Commodity Type [member] | Bachelor Lake [Member]
Contractual commitments [Line Items]
Commodity per ounce purchase price	500
The Lesser of $500 and Prevailing Market Price [member] | Gold Commodity Type [member] | Hugo North Extension and Heruga Gold Stream [member] | After 8.6 Million Ounces [member]
Contractual commitments [Line Items]
Commodity per ounce purchase price	500
The Lesser of $531 and Prevailing Market Price [member] | Gold Commodity Type [member] | Black Fox [member]
Contractual commitments [Line Items]
Commodity per ounce purchase price	531
The Lesser of $220 and Prevailing Market Price [member] | Gold Commodity Type [member] | Hugo North Extension and Heruga Gold Stream [member] | Before 8.6 Million Ounces [member]
Contractual commitments [Line Items]
Commodity per ounce purchase price	220
The Lesser of $5 and Prevailing Market Price [member] | Silver Commodity Type [member] | Hugo North Extension and Heruga Gold Stream [member] | Before 40.3 Million Ounces [member]
Contractual commitments [Line Items]
Commodity per ounce purchase price	5
The Lesser of $10 and Prevailing Market Price [member] | Silver Commodity Type [member] | Hugo North Extension and Heruga Gold Stream [member] | After 40.3 Million Ounces [member]
Contractual commitments [Line Items]
Commodity per ounce purchase price	10